Stock-based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense recognized			$ 2,493,000	$ 3,982,000	$ 8,149,000	$ 10,697,000	$ 12,785,000
Income taxes associated with stock-based compensation					$ 2,000,000	1,100,000	2,000,000
Number of Options Outstanding and Exercisable					11,730
Exercise Price					$ 166.10
Weighted Average Remaining Life (in years)					1 year
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total intrinsic value of options outstanding					$ 0	$ 0	$ 0
Number of option, Exercised			0		0	0	0
Latest year with option issuances					2008
Number of options granted since 2008					0
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 1,200,000	$ 2,100,000	$ 2,500,000	$ 4,000,000	$ 8,100,000	$ 10,700,000	$ 12,800,000
2009 Long Term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Long-term Incentive Plan shares available for future awards of stock options, restricted stock grants or other equity awards					191,569